Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	5.16563%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,063,798.09

Principal:
Principal Collections	$29,307,098.48
Prepayments in Full	$12,951,906.64
Liquidation Proceeds	$311,119.10
Recoveries	$56,485.75
Sub Total	$42,626,609.97
Collections	$47,690,408.06

Purchase Amounts:
Purchase Amounts Related to Principal	$80,787.40
Purchase Amounts Related to Interest	$306.28
Sub Total	$81,093.68

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$47,771,501.74

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$47,771,501.74
Servicing Fee	$1,086,301.86	$1,086,301.86	$0.00	$0.00	$46,685,199.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$46,685,199.88
Interest - Class A-2a Notes	$574,179.26	$574,179.26	$0.00	$0.00	$46,111,020.62
Interest - Class A-2b Notes	$1,574,679.60	$1,574,679.60	$0.00	$0.00	$44,536,341.02
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$42,161,007.69
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$41,847,882.69
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,847,882.69
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$41,640,331.86
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,640,331.86
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$41,640,331.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$41,640,331.86
Regular Principal Payment	$65,880,912.60	$41,640,331.86	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$47,771,501.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$41,640,331.86
Total					$41,640,331.86

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$11,153,660.32	$74.36	$574,179.26	$3.83	$11,727,839.58	$78.19
Class A-2b Notes	$30,486,671.54	$74.36	$1,574,679.60	$3.84	$32,061,351.14	$78.20
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$41,640,331.86	$26.37	$5,044,868.02	$3.20	$46,685,199.88	$29.57

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$129,514,118.52	0.8634275	$118,360,458.20	0.7890697
Class A-2b Notes	$354,005,257.29	0.8634275	$323,518,585.75	0.7890697
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,197,429,375.81	0.7583899	$1,155,789,043.95	0.7320171

Pool Information
Weighted Average APR	4.884%	4.898%
Weighted Average Remaining Term	49.67	48.89
Number of Receivables Outstanding	39,769	38,972
Pool Balance	$1,303,562,229.65	$1,260,512,066.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,217,570,378.81	$1,178,087,139.39
Pool Factor	0.7683002	0.7429271

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$82,424,927.08
Targeted Overcollateralization Amount	$128,963,603.26
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$104,723,022.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$399,251.56
(Recoveries)		6	$56,485.75
Net Loss for Current Collection Period			$342,765.81
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3155%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3921%
Second Prior Collection Period			0.2388%
Prior Collection Period			0.4337%
Current Collection Period			0.3208%
Four Month Average (Current and Prior Three Collection Periods)			0.3464%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		620	$2,217,828.05
(Cumulative Recoveries)			$94,197.22
Cumulative Net Loss for All Collection Periods			$2,123,630.83
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1252%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,577.14
Average Net Loss for Receivables that have experienced a Realized Loss			$3,425.21

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.57%	178	$7,201,898.62
61-90 Days Delinquent	0.11%	29	$1,346,220.77
91-120 Days Delinquent	0.05%	12	$598,030.83
Over 120 Days Delinquent	0.02%	4	$274,536.24
Total Delinquent Receivables	0.75%	223	$9,420,686.46

Repossession Inventory:
Repossessed in the Current Collection Period		21	$790,127.04
Total Repossessed Inventory		29	$1,230,691.41

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0886%
Prior Collection Period			0.1157%
Current Collection Period			0.1155%
Three Month Average			0.1066%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1760%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	November 2024
Payment Date	12/16/2024
Transaction Month	9

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	92	$3,907,925.46
2 Months Extended	159	$6,878,418.66
3+ Months Extended	18	$717,750.18

Total Receivables Extended	269	$11,504,094.30
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer